As filed with the Securities and Exchange Commission on February 2, 2017
Securities Act File No. 333-195856
Investment Company Act File No. 811-22965

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _
Post-Effective Amendment No. 11 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Post-Effective Amendment No. 11
(Check appropriate box or boxes)

VALUE LINE FUNDS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 21st Floor,
New York, NY 10036
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (212) 907-1900
Mitchell E. Appel
Value Line Funds
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)
Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831
It is proposed that this filing will become effective:
☒    Immediately upon filing pursuant to paragraph (b)
☐   On (date) pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)(1)
☐    75 days after filing pursuant to paragraph (a)(2)
☐    On (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 2nd day of February, 2017.
VALUE LINE FUNDS INVESTMENT TRUST
By:	/s/ Mitchell E. Appel Mitchell E. Appel, Trustee, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
Joyce E. Heinzerling* (Joyce E. Heinzerling)	Trustee	February 2, 2017
James E. Hillman** (James E. Hillman)	Trustee	February 2, 2017
Michael Kuritzkes** (Michael Kuritzkes)	Trustee	February 2, 2017
Paul Craig Roberts* (Paul Craig Roberts)	Trustee	February 2, 2017
Nancy-Beth Sheerr* (Nancy-Beth Sheerr)	Trustee	February 2, 2017
/s/ Mitchell E. Appel (Mitchell E. Appel)	Trustee; President and Chief Executive Officer (Principal Executive Officer)	February 2, 2017
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	February 2, 2017
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*
Pursuant to Power of Attorney filed as an exhibit to the Trust’s initial Registration Statement, filed May 9, 2014, and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 1, filed May 8, 2015, and incorporated herein by reference.

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EXHIBIT INDEX

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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